PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.3%
Aerospace & Defense 1.0%
Boeing Co. (The)*	273,216	$71,216,483
Automobile Components 0.3%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	442,742	19,179,583
Automobiles 3.4%
Tesla, Inc.*	977,002	242,765,457
Banks 0.3%
NU Holdings Ltd. (Brazil) (Class A Stock)*	2,593,479	21,603,680
Biotechnology 1.3%
Vertex Pharmaceuticals, Inc.*	232,950	94,785,025
Broadline Retail 9.5%
Amazon.com, Inc.*	3,573,503	542,958,046
MercadoLibre, Inc. (Brazil)*	82,915	130,304,239
		673,262,285
Capital Markets 1.8%
Goldman Sachs Group, Inc. (The)	144,868	55,885,728
Moody’s Corp.	192,784	75,293,719
		131,179,447
Consumer Staples Distribution & Retail 2.1%
Costco Wholesale Corp.	225,345	148,745,728
Electronic Equipment, Instruments & Components 0.5%
Keysight Technologies, Inc.*	225,759	35,915,999
Entertainment 2.3%
Netflix, Inc.*	330,424	160,876,837
Financial Services 5.7%
Mastercard, Inc. (Class A Stock)	459,940	196,169,009
Visa, Inc. (Class A Stock)(a)	798,927	208,000,645
		404,169,654

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 1.8%
Uber Technologies, Inc.*	2,128,238	$131,035,614
Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc.*	269,767	91,008,595
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	227,870	119,966,719
Hotels, Restaurants & Leisure 2.3%
Airbnb, Inc. (Class A Stock)*	338,948	46,144,381
Chipotle Mexican Grill, Inc.*	18,086	41,361,958
Marriott International, Inc. (Class A Stock)	323,000	72,839,730
		160,346,069
Interactive Media & Services 8.4%
Alphabet, Inc. (Class A Stock)*	1,154,732	161,304,513
Alphabet, Inc. (Class C Stock)*	1,155,600	162,858,708
Meta Platforms, Inc. (Class A Stock)*	761,266	269,457,713
		593,620,934
IT Services 2.4%
MongoDB, Inc.*(a)	196,742	80,437,967
Snowflake, Inc. (Class A Stock)*	463,631	92,262,569
		172,700,536
Media 0.7%
Trade Desk, Inc. (The) (Class A Stock)*	731,056	52,606,790
Personal Care Products 1.1%
L’Oreal SA (France)	152,409	75,976,001
Pharmaceuticals 6.9%
AstraZeneca PLC (United Kingdom), ADR	1,248,087	84,058,659
Eli Lilly & Co.	425,199	247,857,001
Novo Nordisk A/S (Denmark), ADR	1,546,164	159,950,666
		491,866,326
Semiconductors & Semiconductor Equipment 14.4%
Advanced Micro Devices, Inc.*	1,877,880	276,818,291
ARM Holdings PLC, ADR*(a)	538,346	40,454,010

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands)	94,763	$71,728,010
Broadcom, Inc.	181,030	202,074,738
NVIDIA Corp.	868,479	430,088,170
		1,021,163,219
Software 17.1%
Adobe, Inc.*	208,098	124,151,267
Cadence Design Systems, Inc.*	320,824	87,382,833
Crowdstrike Holdings, Inc. (Class A Stock)*	354,811	90,590,345
HubSpot, Inc.*	65,294	37,905,779
Microsoft Corp.	1,526,733	574,112,677
Palo Alto Networks, Inc.*	70,099	20,670,793
Salesforce, Inc.*	590,313	155,334,963
ServiceNow, Inc.*	178,313	125,976,351
		1,216,125,008
Specialized REITs 1.2%
American Tower Corp.	395,676	85,418,535
Specialty Retail 3.5%
Home Depot, Inc. (The)	286,806	99,392,619
O’Reilly Automotive, Inc.*	80,908	76,869,073
TJX Cos., Inc. (The)	761,112	71,399,917
		247,661,609
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	1,634,418	314,674,498
Textiles, Apparel & Luxury Goods 3.9%
Lululemon Athletica, Inc.*	243,266	124,379,473
LVMH Moet Hennessy Louis Vuitton SE (France)	130,290	105,865,463
NIKE, Inc. (Class B Stock)	416,365	45,204,748
		275,449,684

Total Common Stocks (cost $3,064,849,186)		7,053,320,315

PGIM Jennison Growth Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.5%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A (cost $37,232,578)	405,346	$35,701,711

Total Long-Term Investments (cost $3,102,081,764)		7,089,022,026

Short-Term Investments 4.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	15,130,621	15,130,621
PGIM Institutional Money Market Fund (cost $268,258,815; includes $267,047,327 of cash collateral for securities on loan)(b)(wb)	268,550,105	268,442,685

Total Short-Term Investments (cost $283,389,436)		283,573,306

TOTAL INVESTMENTS 103.8% (cost $3,385,471,200)		7,372,595,332
Liabilities in excess of other assets (3.8)%		(270,759,964)

Net Assets 100.0%		$7,101,835,368

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $260,194,662; cash collateral of $267,047,327 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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